UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549	OMB APPROVAL
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FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-4295

State Street Research Money Market Trust
(Exact name of registrant as specified in charter)

One Financial Center, Boston, MA		02111
(Address of principal executive offices)		(Zip code)

Richard S. Davis, President and Chief Executive Officer State Street Research One Financial Center, Boston, MA 02111
(Name and address of agent for service)

Registrant’s telephone number, including area code:		617-357-1200

Date of fiscal year end:	3/31

Date of reporting period:	10/1/04 - 12/31/04

Item 1. Portfolio Holdings

STATE STREET RESEARCH MONEY MARKET FUND

INVESTMENT PORTFOLIO

December 31, 2004

	Principal Amount	Maturity Date	Value

COMMERCIAL PAPER 100.1%
Automotive Parts 1.0%
Toyota Motor Credit Co., 2.58%	2,300,000	5/31/2005	2,275,563

Asset Backed- Auto Receivables 4.8%
FCAR Owner Trust, 1.80%	2,500,000	1/14/2005	2,498,393
FCAR Owner Trust, 2.00%	2,700,000	3/02/2005	2,691,045
New Center Asset Trust, 2.25%	5,300,000	1/28/2005	5,291,056
			10,480,494

Asset Backed- Diversified 21.6%
Ciesco LP, 2.00%	2,500,000	1/06/2005	2,499,306
Clipper Receivables Corp., 2.36%	5,300,000	3/03/2005	5,278,896
CXC Inc., 1.98%	2,500,000	1/05/2005	2,499,453
CXC Inc., 2.32%	3,890,000	1/07/2005	3,888,496
Delaware Funding Corp., 2.20%	7,161,000	1/03/2005	7,160,125
Delaware Funding Corp., 2.28%	4,700,000	1/14/2005	4,696,130
Edison Asset Co., 1.97%	2,500,000	1/03/2005	2,499,728
Edison Asset Co., 2.01%	2,000,000	2/02/2005	1,996,444
Kittyhawk Funding Corp., 2.34%	4,300,000	1/20/2005	4,294,689
Sheffield Receivables Corp., 2.23%	2,400,000	1/04/2005	2,399,554
Sheffield Receivables Corp., 2.05%	2,400,000	1/07/2005	2,399,180
Sheffield Receivables Corp., 2.21%	4,600,000	1/11/2005	4,597,176
Windmill Funding Corp., 2.21%	3,000,000	2/02/2005	2,994,133
			47,203,310

Bank 14.5%
Bank of America Corp., 2.65%	4,500,000	6/13/2005	4,446,821
Bank One Corporation, 7.625%	990,000	8/01/2005	1,017,575
Canadian Imperial Holdings, Inc., 2.09%	5,000,000	3/29/2005	4,974,988
Citigroup Inc, 2.38%	7,000,000	2/22/2005	7,001,769
Shawmut Bank N A, 8.625%	1,035,000	2/15/2005	1,042,513
UBS Finance Inc., 2.39%	5,000,000	1/04/2005	4,999,004
UBS Finance Inc., 1.98%	3,000,000	1/25/2005	2,996,060
Washington Mutual Inc., 8.25%	3,500,000	6/15/2005	3,585,999
Wells Fargo & Co., 2.49%	1,800,000	3/17/2005	1,799,985
			31,864,714

Diversified Financial Services 23.5%
American Express Credit Corp., 2.47%	3,500,000	1/11/2005	3,502,314
American Express Credit Corp., 2.51%	7,500,000	1/18/2005	7,503,101
Bear Stearns Cos., Inc, 1.98%	6,000,000	2/25/2005	6,002,100
Credit Suisse First Boston N Y, 2.53%	5,000,000	3/21/2005	5,001,469
Goldman Sachs Group Inc., 1.82%	2,500,000	1/29/2005	2,500,000
Heller Financial Inc., 8.00%	1,000,000	6/15/2005	1,023,952
Household Finance Corp., 1.95%	4,500,000	1/26/2005	4,493,937
J. P. Morgan Chase & Co., 2.61%	7,000,000	2/24/2005	7,002,914
John Hancock Global Funding, 2.74%	3,400,000	3/06/2005	3,406,956
Morgan Stanley Dean Witter & Co., 2.34%	5,000,000	1/10/2005	4,997,075
Morgan Stanley Dean Witter & Co., 2.25%	6,000,000	1/18/2005	5,993,653
			51,427,471

Electric Utility 2.1%
General Electric Co., 2.15%	4,500,000	1/24/2005	4,501,946

Foreign Government 2.2%
Government Of Quebec, 1.48%	2,500,000	1/11/2005	2,498,986
Government Of Quebec, 2.40%	2,300,000	3/28/2005	2,286,923
			4,785,909

	Principal Amount	Maturity Date	Value

Government Agency 9.6%
Federal Home Loan Bank, 1.26%	3,000,000	3/15/2005	2,999,970
Federal Home Loan Bank, 1.40%	3,500,000	3/29/2005	3,500,000
Federal Home Loan Bank, 1.40%	3,000,000	4/01/2005	2,999,790
Federal Home Loan Bank, 1.35%	3,000,000	4/15/2005	3,000,000
Federal National Mortgage Association, 1.375%	3,000,000	2/18/2005	3,000,000
Federal National Mortgage Association, 1.40%	2,500,000	5/03/2005	2,500,000
Federal Natl Mortgage Association, 1.60%	3,000,000	5/13/2005	3,000,000
			20,999,760

Lease Rental Obligations 2.6%
International Lease Finance Corp, 2.84%	5,700,000	1/13/2005	5,702,325

Machinery 1.4%
Caterpillar Financial Services, 2.38%	3,000,000	1/25/2005	3,002,832

Milling 3.4%
Cargill Inc., 2.22%	7,500,000	1/03/2005	7,499,075

Miscellaneous 0.3%
John Deere Owner Trust, 1.14%	761,780	5/13/2005	761,780

Multi-Sector Companies 2.1%
General Electric Capital Corp., 2.36%	2,300,000	3/02/2005	2,290,992
General Electric Capital Corp., 2.43%	2,300,000	4/05/2005	2,285,466
			4,576,458

Printing & Publishing 2.5%
Gannett Co. Inc., 4.95%	5,530,000	4/01/2005	5,567,999

Retail 1.4%
Wal Mart Stores Inc., 2.30%	3,000,000	2/22/2005	3,000,132

Telecommunications 7.1%
BellSouth Corp., 2.00%	4,000,000	1/05/2005	3,999,111
BellSouth Corp., 2.00%	7,000,000	1/18/2005	6,993,422
SBC Communications Inc., 2.25%	4,600,000	1/10/2005	4,597,413
			15,589,946

Total Investments (Cost $219,239,714) - 100.1%			219,239,714

Cash and Other Assets, Less Liabilities - (0.1%)			(223,310)

Net Assets - 100.0%			$219,016,404

Item 2: Controls and Procedures

(a)                                  The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)                                 There were no changes in the Registrant’s internal control over financial reporting during the Registrant’s most recent quarter that have materially affected, or are reasonably likely to materially affect, the internal control over financial reporting.

Item 3. Exhibits

CERTIFICATIONS PURSUANT TO RULE 30a-2(a) UNDER THE INVESTMENT COMPANY ACT OF 1940 ARE ATTACHED HERETO.

State Street Research Money Market Trust
Certification

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940,  the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

State Street Research Money Market Trust

By	/s/ Richard S. Davis

Richard S. Davis
President, Chairman and Chief Executive Officer

Date: February 24, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Richard S. Davis

Richard S. Davis
President, Chairman and Chief Executive Officer

Date: February 24, 2005

By	/s/ Douglas A. Romich

Douglas A. Romich
Treasurer, Principal Financial Officer

Date: February 24, 2005

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